UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland August 1, 2007

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	140378

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcatel ADS                    COM              013904305     1382    98731 SH       SOLE                    98731
Altria Group Inc               COM              02209S103      302     4300 SH       SOLE                     4300
American Express Co.           COM              025816109     2918    47700 SH       SOLE                    47700
Amgen Inc.                     COM              031162100     2525    45677 SH       SOLE                    45677
Apple Inc.                     COM              037833100     3615    29624 SH       SOLE                    29624
Applied Materials Inc.         COM              038222105     2649   133310 SH       SOLE                   133310
Barr Pharmaceuticals Inc       COM              068306109     5912   117694 SH       SOLE                   117694
Boeing Company                 COM              097023105      212     2200 SH       SOLE                     2200
Bristol-Myers Squibb Co.       COM              110122108     3014    95503 SH       SOLE                    95503
CIBER Inc.                     COM              17163B102     1799   219900 SH       SOLE                   219900
CIGNA Corporation              COM              125509109      255     4878 SH       SOLE                     4878
Capital One Financial Corp.    COM              14040H105     2353    29995 SH       SOLE                    29995
Citigroup, Inc.                COM              172967101     4529    88296 SH       SOLE                    88296
Computer Sciences Corp         COM              205363104     3555    60100 SH       SOLE                    60100
Conseco, Inc.                  COM              208464883     2050    98124 SH       SOLE                    98124
Costco Wholesale Corp          COM              22160K105     4762    81380 SH       SOLE                    81380
Deere & Company                COM              244199105      302     2500 SH       SOLE                     2500
Discover Financial Service     COM              254709108      792    26837 SH       SOLE                    26837
DuPont de Nemours & Co.        COM              263534109     3454    67935 SH       SOLE                    67935
Exxon Mobil Corporation        COM              30231G102     5701    67968 SH       SOLE                    67968
Gap Inc.                       COM              364760108     1906    99800 SH       SOLE                    99800
General Electric Co            COM              369604103     4336   113276 SH       SOLE                   113276
General Motors Corp.           COM              370442105     2867    75848 SH       SOLE                    75848
Graftech International Ltd     COM              384313102     2282   135500 SH       SOLE                   135500
Hartford Financial Services    COM              416515104     3916    39750 SH       SOLE                    39750
Honeywell Intl Inc             COM              438516106     4071    72339 SH       SOLE                    72339
IBM Corp                       COM              459200101     4814    45740 SH       SOLE                    45740
Illinois Tool Works Inc.       COM              452308109      905    16705 SH       SOLE                    16705
Intel Corporation              COM              458140100     4483   188819 SH       SOLE                   188819
JPMorgan Chase & Co            COM              46625H100     3770    77818 SH       SOLE                    77818
Johnson & Johnson              COM              478160104      234     3800 SH       SOLE                     3800
Lowes Companies Inc.           COM              548661107     2944    95930 SH       SOLE                    95930
Marsh & McLennan Cos           COM              571748102     2834    91760 SH       SOLE                    91760
Merck & Co. Inc.               COM              589331107      244     4900 SH       SOLE                     4900
Micron Technology Inc          COM              595112103     2540   202735 SH       SOLE                   202735
Microsoft Corporation          COM              594918104     2877    97638 SH       SOLE                    97638
Morgan Stanley                 COM              617446448     3710    53275 SH       SOLE                    53275
Motorola Inc.                  COM              620076109     3325   187829 SH       SOLE                   187829
Nokia Corporation              COM              654902204     3533   125670 SH       SOLE                   125670
Palm, Inc.                     COM              696643105      230    14374 SH       SOLE                    14374
PepsiCo, Inc.                  COM              713448108      253     3894 SH       SOLE                     3894
Pfizer Inc.                    COM              717081103     2959   115717 SH       SOLE                   115717
Seagate Technology             COM              G7945J104      891    40920 SH       SOLE                    40920
Target Corporation             COM              87612E106      727    11432 SH       SOLE                    11432
Telkonet, Inc.                 COM              879604106     1562   801200 SH       SOLE                   801200
Texas Instruments, Inc.        COM              882508104     4346   115500 SH       SOLE                   115500
Time Warner Inc                COM              887317105     1330    63205 SH       SOLE                    63205
Unum Group                     COM              91529Y106     3806   145776 SH       SOLE                   145776
Verizon Communications, Inc.   COM              92343V104     4762   115657 SH       SOLE                   115657
Windstream Corporation         COM              97381W104     3287   222700 SH       SOLE                   222700
Wyndham Worldwide Corp         COM              98310W108     2316    63865 SH       SOLE                    63865
Yahoo! Inc.                    COM              984332106     1520    56025 SH       SOLE                    56025
eBay Inc.                      COM              278642103     4718   146610 SH       SOLE                   146610
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000
Storage Computer Corp.                          86211A101        1   672775 SH       SOLE                   672775